Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of financial statements of the Company
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Sentage Holdings Inc. (“Sentage Holdings”)	September 16, 2019	Cayman Islands	Parent, 100%	Investment holding
Sentage Hongkong Limited (“Sentage HK”)	September 25, 2019	Hong Kong	100%	Investment holding
Shanghai Santeng Technology Co., Ltd. (“Sentage WFOE”)	December 17, 2019	Shanghai, PRC	100%	WFOE, Consultancy and information technology support
Daxin Wealth Investment Management (Shanghai) Co., Ltd. (“Daxin Wealth”)	August 13, 2014	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Daxin Zhuohui Financial Information Services (Shanghai) Co., Ltd. (“Daxin Zhuohui”)	January 9, 2015	Shanghai, PRC	VIE	Consumer loan repayment and collection management services; and loan recommendation services to assist borrowers to obtain loans from various financial institutions services
Qingdao Buytop Payment Services Co., Ltd. (“Qingdao Buytop”)	August 4, 2009	Qingdao,Shandong,PRC	VIE	Prepaid payment network services
Zhenyi Information Technology (Shanghai) Co., Ltd. (“Zhenyi”)	August 29, 2017	Shanghai, PRC	VIE	Provide technology and system development and support

Schedule of consolidated balance sheets
	As of December 31,
	2021	2022
	USD	USD
ASSETS
Current assets
Cash and cash equivalents	607,278	20,020
Restricted cash	30,269	23,089
Accounts receivable, net	403,708	433,510
Prepaid expenses and other current assets	485,154	966,260

Total current assets	1,526,409	1,442,879

Non-current assets
Plant and equipment, net	120,280	53,023
Intangible assets, net	30,547	89,475
Deferred tax assets	13,724	12,686

Total non-current assets	164,551	155,184

Total assets	1,690,960	1,598,063

Current liabilities
Accounts payable	2,743	8,647
Accrued expenses and other current liabilities	379,989	1,431,818

Total current liabilities	382,732	1,440,465

Non-current liability
Due to a related party, non-current	621,021	464,709

Total non-current liability	621,021	464,709
Total liabilities	1,003,753	1,905,174

Schedule of consolidated statements of comprehensive income/(loss)
	Years ended December 31,
	2020	2021	2022
	USD	USD	USD
Total revenues	3,595,409	2,262,449	161,372
Net Income	1,587,375	692,774	(960,506)

Schedule of consolidated statements of cash flows
	Years ended December 31,
	2020	2021	2022
	USD	USD	USD
Net cash (used in) provided by operating activities	465,210	1,433,255	(371,005)
Net cash provided by (used in) investing activities	-	(19,977)	(34,346)
Net cash provided by (used in) financing activities	(585,859)	(959,420)	(156,311)